Subsequent Events (Details) - USD ($)	1 Months Ended						3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 14, 2017	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Aug. 15, 2016	Aug. 04, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jul. 15, 2016
Subsequent Event [Line Items]
Number of shares of preferred stock issued (in shares)							2,530				2,530		0
Preferred stock value							$ 0.001				$ 0.001		$ 0.001
Number of shares available to be called by warrants (in shares)						833,334	2,144,123				2,144,123		2,144,123
Warrant exercise price (in dollars per share)						$ 0.75							$ 0.75
Stock issued for services, shares (in shares)														515,000
Shares held in escrow (in shares)					2,000,000						2,000,000
Warrants issued for services (in shares)													3,256,309	13,301
Stock Issued During Period, Shares, New Issues						1,683,334	2,551,863	1,462,071			11,625,200	9,465,823	8,839,308	10,306,272
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares of preferred stock issued (in shares)													600
Preferred stock value													$ 0.001
Stock Issued During Period, Shares, New Issues											1,542
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock value							$ 0.001				$ 0.001
Proceeds from warrants							$ 2,530,000				$ 2,530,000
Stock Issued During Period, Shares, New Issues							2,530				2,530
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from warrants									$ 265,500
Stock issued for services, shares (in shares)										534,846
Warrants exercised (in shares)										$ 729,204
Shares held in escrow (in shares)					2,000,000
Payments to extend repurchase date			$ 100,000
Stock And Warrants Issued During Period Value Common Stock And Warrants		$ 609,400
Class of Warrantor Right Warrants Converted		12,551
Stock Issued During Period, Shares, New Issues		1,015,667
Conversion of Stock, Shares Issued		20,918
Payments for Legal Settlements	$ 50,000
Warrants Issued During Period Warrants		203,134
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares of preferred stock issued (in shares)															1,542
Preferred stock value															$ 0.001
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares of preferred stock issued (in shares)															2,480
Preferred stock value															$ 0.001
Proceeds from warrants										2,480,000
Subsequent Event [Member] | Warrants Issued in Connection with Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares available to be called by warrants (in shares)															385,384
Warrant exercise price (in dollars per share)															$ 0.75
Subsequent Event [Member] | Additional Units Sold [Member]
Subsequent Event [Line Items]
Proceeds from warrants										$ 1,541,535
Subsequent Event [Member] | Five Year Warrants Issued for Services [Member] | Issuance of Warrants to New Board Member, Jim McKelvey [Member] | Director [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)				$ 0.535
Exercise period or warrant				5 years
Warrants issued for services (in shares)				200,000
Subsequent Event [Member] | Five Year Warrants Issued for Services [Member] | Issuance of Warrants to New Board Member, Dr. Dave Utterback [Member] | Director [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)				$ 0.535
Exercise period or warrant				5 years
Warrants issued for services (in shares)				50,000